Note Payable to Stockholder (Sun & Sun Industries Inc [Member])	9 Months Ended
Sep. 30, 2014
Sun & Sun Industries Inc [Member]
Note Payable To Stockholder	9. NOTE PAYABLE TO STOCKHOLDER The note payable to stockholder as at December 31, 2013 and 2012 was interest free, unsecured and without any repayment term.